Subsequent Events - Additional Information (Details)															1 Months Ended
	Dec. 20, 2024 USD ($)	Dec. 19, 2024 USD ($) $ / shares shares	Dec. 17, 2024 USD ($) $ / shares shares	Oct. 14, 2024 USD ($) $ / shares shares	Oct. 14, 2024 JPY (¥) shares	Sep. 09, 2024 USD ($) $ / shares shares	Sep. 06, 2024 USD ($) $ / shares shares	Sep. 05, 2024 USD ($) $ / shares shares	Aug. 26, 2024 shares	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 16, 2024 USD ($) Days $ / shares shares	Jul. 02, 2024 USD ($) $ / shares shares	Mar. 28, 2024 shares	Mar. 19, 2024 $ / shares shares	Oct. 01, 2024 shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares	Dec. 28, 2022 $ / shares
Subsequent Event [Line Items]
Ordinary stock, shares, issued																170,453,431	126,799,854
Trading-day moving average														the average of 30 trading-day moving average and 50 trading-day moving average
Ordinary shares, par value | $ / shares																$ 0.0001	$ 0.0001	$ 0.0001
3DOM Alliance Inc
Subsequent Event [Line Items]
New ordinary shares issued													28,700,000
Directors and Executive Officers
Subsequent Event [Line Items]
Restricted ordinary shares issued														2,522,980
Price per share | $ / shares														$ 0.1785
Subsequent Event
Subsequent Event [Line Items]
Trading-day moving average												the average of 30 trading-day moving average and 50 trading-day moving average
Priivate investment in public equity financing to achieve minimum shareholder equity | $	$ 2,500,000
Subsequent Event | Future Science Research Inc.
Subsequent Event [Line Items]
Price per share | $ / shares												$ 0.1656
New ordinary shares issued												6,235,410
Shares consideration amount | $												$ 1,032,584
Subsequent Event | GEE Strategy Revitalize Japan Limited
Subsequent Event [Line Items]
Price per share | $ / shares										$ 0.1785
New ordinary shares issued										25,770,308
Shares consideration amount | $										$ 4,600,000
Subsequent Event | Arena Business Solutions Global Spc II, Ltd
Subsequent Event [Line Items]
Ordinary stock, shares, issued															206,168
New ordinary shares issued										5,519,847					1,640,000
Subsequent Event | Garden State Securities Inc
Subsequent Event [Line Items]
New ordinary shares issued									127,708
Subsequent Event | Outside The Box Capital Inc
Subsequent Event [Line Items]
Price per share | $ / shares								$ 0.25
New ordinary shares issued								600,000
Shares consideration amount | $								$ 150,000
Subsequent Event | Noco-Tech Inc
Subsequent Event [Line Items]
Price per share | $ / shares				$ 0.1
New ordinary shares issued				90,433,183	90,433,183
Shares consideration amount				$ 9,043,318	¥ 1,340,000,000
Subsequent Event | 3DOM Alliance Inc
Subsequent Event [Line Items]
Price per share | $ / shares		$ 0.1				$ 0.1785	$ 0.1785
New ordinary shares issued		21,800,000				7,500,000	7,500,000
Shares consideration amount | $		$ 2,180,000
Ordinary shares issued for conversion of debt, value | $						$ 1,338,750	$ 1,338,750
Ordinary shares, par value | $ / shares		$ 0.0001
Subsequent Event | Warrant Shares | 3DOM Alliance Inc
Subsequent Event [Line Items]
Price per share | $ / shares		0.05
Ordinary shares, par value | $ / shares		$ 0.0001
Date until which warrant is exercisable		Feb. 01, 2030
Subsequent Event | Warrant Shares | Maximum | 3DOM Alliance Inc
Subsequent Event [Line Items]
Warrants to purchase ordinary shares		65,400,000
Subsequent Event | Restricted Ordinary Shares | GEE Strategy Revitalize Japan Limited
Subsequent Event [Line Items]
Price per share | $ / shares			$ 0.1785
New ordinary shares issued			25,770,308
Shares consideration amount | $			$ 4,600,000
Subsequent Event | Securities Purchase Agreement
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares											$ 0.0001
Subsequent Event | Securities Purchase Agreement | Convertible Promissory Note
Subsequent Event [Line Items]
Convertible promissory note maturity date											Feb. 15, 2025
Conversion terms											The Company’s failure to comply with the material terms of the Note will be considered an event of default. Upon an event of default the Note becomes convertible at a conversion price of 85% of the lowest one-day VWAP (the daily volume weighted average price of the ordinary shares for such trading day on the principal market) for the previous ten (10) trading days prior to conversion.
Percentage of conversion price to lowest one-day VWAP											85.00%
Trading days | Days											10
Redemption description											Additionally, Arena may redeem any portion of the Note at a cash price equal to 100% of the amount Arena is electing to redeem.
Subsequent Event | Securities Purchase Agreement | Maximum
Subsequent Event [Line Items]
Convertible promissory note | $											$ 285,714
Warrants to purchase ordinary shares											1,783,676
Subsequent Event | Securities Purchase Agreement | Warrant
Subsequent Event [Line Items]
Date until which warrant is exercisable											Aug. 15, 2029
Warrant exercise price description											The exercise price will reset every three months on the sixteenth (16th) of each month beginning November 16, 2024 to a price equal to 100% of the closing price of the ordinary shares on the trading day immediately prior to each such reset date.
Subsequent Event | Securities Purchase Agreement | Warrant Shares
Subsequent Event [Line Items]
Price per share | $ / shares											$ 0.1927
Subsequent Event | Directors and Executive Officers
Subsequent Event [Line Items]
Restricted ordinary shares issued												873,149
Price per share | $ / shares												$ 0.1785